Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets

7. Prepaid Expenses and Other Current Assets

Prepaid Expenses and Other Current Assets as at December 31, 2025, and December 31, 2024, consisted of the following:

	December 31, 2025	December 31, 2024
Insurance and other claims	$6,358	$1,606
Advances to suppliers and other assets	3,556	5,628
Prepaid insurances	3,873	1,732
Other (1)	19,836	22,983
Total	$33,623	$31,949

(1)	Includes mainly current portion of the straight-line basis of revenue recognition.